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[CCI LOGO]
COLEMAN CABLE, INC.

                                  June 22, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     RE: COLEMAN CABLE, INC.
         REGISTRATION STATEMENT FORM S-4, FILED ON APRIL 26, 2005
         SEC FILE NO. 333-12434

Gentlemen:

      This letter is being provided in response to Comment 1 in the letter of comments, dated May 23, 2005, from the Staff of the Commission's Division of Corporation Finance, regarding the above-referenced registration statement (the "Registration Statement"). In connection with the offering of our 9 7/8% Senior Exchange Notes due 2012 (the "Exchange Notes") pursuant to the Registration Statement, we confirm that the Exchange Notes are being registered in reliance on your positions enunciated in Exxon Capital Holdings Corporation (available May 13, 1988) and Morgan Stanley & Co., Inc. (available June 5, 1991) regarding resales and Shearman & Sterling (available July 2, 1993) with respect to the participation of broker-dealers.

      In connection with our registration of the Exchange Notes, which we will be offering in exchange for our 9 7/8% Senior Notes due 2012 issued on September 28, 2004 (the "Old Notes"), we make the following representations:

      (1) We have not entered into any arrangement or understanding with any person to distribute the Exchange Notes to be received in the exchange offer and, to the best of our information and belief, each person participating in the exchange offer will be acquiring the Exchange Notes in its ordinary course of business and has no arrangement or understanding with any person to participate in the distribution of the Exchange Notes to be received in the exchange offer. In this regard, we will make each person participating in the exchange offer aware (through the exchange offer prospectus or otherwise) that any securityholder using the exchange offer to participate in a distribution of the Exchange Notes to be acquired in the registered exchange offer (1) could not rely on the staff position enunciated in Exxon Capital Holdings Corporation (available May 13, 1988) or similar letters and (2) must comply with registration and prospectus delivery requirements of the Securities Act of 1933 in connection with a secondary resale transaction. We acknowledge that such a secondary resale transaction

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
COLEMAN CABLE, INC.    1530 Shields Drive               Tel 847-672-2300             Fax 847-689-1192
                       Waukegan, Illinois 60085         Toll-Free 800-323-9355       Web www.colemancable.com
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Securities and Exchange Commission
June 22, 2005
Page 2

should be covered by an effective registration statement containing the selling securityholder information required by Item 507 of Regulation S-K.

      (2) We have not, and no affiliate of ours has, entered into any arrangement or understanding with any broker-dealer to distribute the Exchange Notes.

      (3) We will:

            (i) make each person participating in the exchange offer aware (through the exchange offer prospectus) that any broker-dealer who holds Old Notes acquired for its own account as a result of market-making activities or other trading activities, and who receives Exchange Notes in exchange for such Old Notes pursuant to the exchange offer, may be a statutory underwriter and must deliver a prospectus meeting the requirements of the Securities Act of 1933, which may be the prospectus for the exchange offer so long as it contains a plan of distribution with respect to such resale transactions (such plan of distribution need not name the broker-dealer or disclose the amount of Exchange Notes held by the broker-dealer); and

            (ii) include in the transmittal letter or similar documentation to be executed by an exchange offeree in order to participate in the exchange offer the following additional provision:

            if the exchange offeree is a broker-dealer holding Old Notes acquired for its own account as a result of market-making activities or other trading activities, an acknowledgement that it will deliver a prospectus meeting the requirements of the Securities Act of 1933 in connection with any resale of Exchange Notes received in respect of such Old Notes pursuant to the exchange offer. The transmittal letter or similar documentation will also include a statement to the effect that by so acknowledging and by delivering a prospectus, a broker-dealer will not be deemed to admit that it is an "underwriter" within the meaning of the Securities Act of 1933.

                                     COLEMAN CABLE, INC.

                                     By: /s/ Richard N. Burger
                                         ------------------------------------
                                     Richard N. Burger
                                     Executive Vice President, Chief Financial
                                     Officer, Secretary and Treasurer

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
COLEMAN CABLE, INC.    1530 Shields Drive               Tel 847-672-2300             Fax 847-689-1192
                       Waukegan, Illinois 60085         Toll-Free 800-323-9355       Web www.colemancable.com
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